Share-Based Compensation	12 Months Ended
Dec. 31, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
2 1 .	Share-based compensation
Compensation expense recognized for share-based awards granted by
JO
YY and Huya was as follows:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Share-based compensation expenses
- Related to JO YY’s Share-based Awards	10,465	5,833	1,996
- Related to Huya Share-based Awards	19,473	220,862	279,748
- Related to CEO’s Awards	10,170	—	—

Total	40,108	226,695	281,744

There was no capitalized share-based compensation expense for the years presented.
(a)	JO YY’s Share-based Awards

Certain of the Group’s employees were granted awards under the 2011 Share Incentive Scheme of
JO
YY. The share-based compensation expense arising from such grants was allocated to the Group and recognized as share-based compensation expense in the Group’s consolidated statements of comprehensive

(loss) income.
For the years ended December
31
,
2017
,
2018
and
2019
, share-based compensation expense of RMB
10,465
, RMB
5,833
and
RMB1,996
, respectively, was recognized in the Group’s consolidated statements of comprehensive
(loss) income.
As of December 31, 2019, there
was no
unrecognized compensation expense
sin
ce
 all the restricted share units have been vested.
(b)	Huya Share-based Awards

Huya 2017 Share Incentive Plan
On July 10, 2017, the Board of Directors of the Company approved the establishment of 2017 Share Incentive Plan, the purpose of which is to provide an incentive for employees contributing to the Group. The 2017 Share Incentive Plan shall be valid and effective for 10 years from the establishment date. The maximum number of shares that may be issued pursuant to all awards under 2017 Share Incentive Plan shall be 17,647,058 shares. On March 31, 2018, the Board of Directors approved to increase the maximum number of shares, that may be issued, from 17,647,058 shares to 28,394,117 shares, including incentive share options and restricted share units.
(i) Options
Grant of options
During the year ended December 31, 2017, the Company granted 11,737,705 share options to employees.
During the year ended December 31, 2018, the Company granted 5,918,353 and 220,000 share options to employees and non-employees,
respectively.
During the year ended December 31, 2019, no share option was granted to employees or non-employees.
Vesting of options
There are

mainly
three types of vesting schedule, which are: i) 50% of the options will be vested after 24 months of the grant date and the remaining 50% will be vested in two equal installments over the following 24 months, ii) options will be vested in four equal installments over the following 48 months, and iii) options will be vested in four equal installments over the following 24 months.
These options shall (i) be exercisable during its term cumulatively according to the vesting schedule set out in the grant notice and with the applicable provisions of Huya 2017 Share Incentive Plan, provided that the performance conditions otherwise agreed by the parties (if any) to which the option is subject have been fulfilled upon each corresponding vesting date; (ii) be deemed vested and exercisable immediately in the event of a change of control, regardless of the vesting schedule; (iii) be exercisable upon any arrangement as otherwise agreed by the parties based on their discussion in good faith.
Movements in the number of share options granted and their related weighted average exercise prices are as follows:

	Number of options	Weighted average exercise price (US$)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (US$)
As of December 31, 2016	—	—	—	—

Granted	11,737,705	2.5500
Forfeited	(18,000)	2.5500

As of December 31, 2017	11,719,705	2.5500	9.75	2,227

Granted	6,138,353	2.4672
Forfeited	(75,000)	2.5500
Cancelled	(262,503)	2.5500
As of December 31, 2018	17,520,555	2.5210	8.82	227,049
Forfeited	(257,750)	2,5500
Exercised	(2,011,144)	2.3290

As of December 31, 2019	15,251,661	2.5458	7.84	234,939

Expected to vest at December 31, 2019	9,790,460	2.5500	7.88	150,773

Exercisable as of December 31, 2019	5,410,546	2.5383	7.77	83,386

Prior to the completion of the IPO, the Company has used binomial option-pricing model to determine the fair value of the share options as of the grant dates. Key assumptions are set as below:

	201 7		201 8
Weighted average fair value per option granted	US$	1.3798	US$	5.2130
Weighted average exercise price	US$	2.55	US$	2.47
Risk-free interest rate (1)		2.25%		2.83%
Expected term (in year) (2)		10		10
Expected volatility (3)		55%		55%
Dividend yield (4)		—		—

(1)	The risk-free interest rate of periods within the contractual life of the share option is based on the China Government Bond yield as at the valuation dates.

(2)	The expected term is the contract life of the option.

(3)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.

(4)	The Company has no history or expectation of paying dividend on its ordinary shares. The expected dividend yield was estimated based on the Company’s expected dividend policy over the expected term of the option.

For the years ended December 31, 2017, 2018 and 2019, the
Group
recorded share-based compensation in general and administrative expenses of nil, RMB20,980 and RMB6,746 for the share options granted to non-employees.
For the year
s
ended December 31, 2017, 2018 and 2019, the Group recorded share-based compensation of RMB19,473, RMB151,242 and RMB102,970, using the graded-vesting attribution method, including accelerated compensation cost amounted to RMB1,869 due to that 262,503 share options were canceled during the year ended
December 31, 2018
 without concurrent grant of replacement awards, which is treated as a settlement for no consideration at the time of cancelation under ASC 718.
As of December 31, 2019, there was RMB74,614 unrecognized share-based compensation expense of options relating to Huya 2017 Share Incentive Plan. The expense is expected to be recognized over a weighted-average remaining vesting period of 0.91 years using the graded vesting attribution method.
(ii) Restricted share units
Grant of restricted share units
During the years ended December 31, 2017, no restricted share unit was granted to employees or non-employees.
During the year ended December 31, 2018, the Company granted 4,183,685 and 10,000 restricted share units to employees and non-employees, respectively.
During the year ended December 31, 2019, the Company granted 2,908,370 and nil
restricted share units to employees and
non-employees,
respectively.
Vesting of restricted share units
There are mainly three types of vesting schedule for employees, which are:
i) 50% of the restricted share units will be vested after 24 months of the grant date and the remaining 50% will be vested in two equal installments over the following 24 months, ii) restricted share units will be vested in four equal installments over the following 48 months
,
and iii) 25% of the restricted share units will be vested after 6 months of the grant date and the remaining 75% will be vested in three equal installments over the following 36 months.
The following table summarizes the activity of restricted share units for the years ended December 31, 2017, 2018 and 2019:

	Number of restricted share units	Weighted average grant-date fair value (US$)
Outstanding, January 1, 2017 and December 31, 2017	—	—
Granted	4,193,685	9.0242
Forfeited	(76,500)	7.1600
Vested	(10,000)	19.5900

Outstanding, December 31, 201 8	4,107,185	9.0331
Granted	2,908,370	22.7642
Forfeited	(270,707)	14.8129
Vested	(465,000)	7.1600
Outstanding, December 31, 2019	6,279,848	15.4350

Expected to vest at December 31, 2019	6,040,024	15.0623

For the year
s
ended December 31, 2017, 2018 and 2019, the Company recorded share-based compensation of nil, RMB69,620 and RMB176,778 using the graded vesting attribution method.
For the year
s
 ended December 31, 2017, 2018 and 2019, the Company recorded share-based compensation in general and administrative expenses of nil, RMB1,076 and nil
for the restricted share units granted to
non-employees.
As of December 31, 2019, total unrecognized compensation expense relating to the restricted share units was RMB412,186. The expense is expected to be recognized over a weighted average period of 1.16 year using the graded-vesting attribution method.
(c)	CEO’s Awards

As detailed in Note 1
9
, in October 2017,
JO
YY transferred, at nominal consideration, 559,039 ordinary shares of the Company to the CEO of the Company, for his service provided to the Company. The share awards were immediately vested and the Company recorded a share-based compensation charge of RMB10,170 for the year ended December 31, 2017.
The fair value of the CEO’s Awards was determined at the grant date by the Company.